Revenues	6 Months Ended
Jun. 30, 2021
Revenues

14. Revenues

The following table presents disaggregated revenue, with sales of goods recognized at a point-in-time and provision of services recognized over time:

	Six Months Ended June 30, 2021
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	16,948	—	16,948
—Distribution	—	114,511	114,511
Services—Commercialization—Marketed Products	15,030	—	15,030
—Collaboration Research and Development	4,795	—	4,795
—Research and Development	261	—	261
Royalties	5,817	—	5,817
	42,851	114,511	157,362

Third parties	42,590	112,200	154,790
Related parties (Note 16(i))	261	2,311	2,572
	42,851	114,511	157,362

	Six Months Ended June 30, 2020
	Oncology/
	Immunology	Other Ventures	Total

	(in US$’000)
Goods—Marketed Products	6,600	—	6,600
—Distribution	—	90,373	90,373
Services—Collaboration Research and Development	7,507	—	7,507
—Research and Development	240	—	240
Royalties	2,045	—	2,045
	16,392	90,373	106,765

Third parties	16,152	88,289	104,441
Related parties (Note 16(i))	240	2,084	2,324
	16,392	90,373	106,765